                        SUPPLEMENT DATED JUNE 27, 2005 TO
                        PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

      CLASSIC VALUE TRUST

Effective July 1, 2005, the advisory fee will decrease to 0.80% of average annual net assets of the portfolio.

      ALL CAP VALUE TRUST

The second sentence under "Investment Strategies" is amended and restated as follows:

Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000 Index. As of May 31, 2005, the market capitalization range of the Russell 1000 Index was $442 million to $386 billion. This range varies daily. (Previously this disclosure had stated:
Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the time of purchase.)

      INTERNATIONAL STOCK TRUST
      MANAGED TRUST
      GROWTH & INCOME TRUST

      The following subadviser changes are effective as of the time the net asset value is determined on July 29, 2005.

Portfolio                      Current Subadviser(s)                   New Subadviser
-------------------------      ----------------------------------      -----------------------------------
International Stock Trust      Deutsche Asset Management               Grantham, Mayo, Van Otterloo & Co.
                               Investment Services, Ltd.               LLC ("GMO")
                               ("DeAMIS")

Managed Trust                  Capital Guardian Trust Company          GMO*
                               (CGTC")*

                               Independence Investment LLC             Declaration*
                               ("Independence)*

                               Declaration Management & Research
                               LLC
                               ("Declaration)*

Growth & Income Trust          Wellington Management Company,          GMO
                               LLP ("Wellington")

* Currently, the Managed Trust employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently managed its portion of the portfolio. The portfolio is rebalanced quarterly so that each subadviser manages the following portion of the portfolio (percentages are approximate and will vary since the portfolio is only rebalanced quarterly):

50%  GCTC
30%  Independence
20%  Declaration

Effective July 29, 2005, this allocation will be changed as follows:

60%  GMO
40%  Declaration

Information regarding the new subadvisers and any changes to a portfolio's investment advisory fees and investment policies are set forth below.

      INTERNATIONAL STOCK TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur:

      Change in the Advisory Fee

      The advisory fee will be reduced to the rates noted below.

                                                       AGGREGATE NET ASSETS
                             AGGREGATE NET ASSETS     EXCEED $100 MILLION BUT
                            ARE LESS THAN OR EQUAL   ARE LESS THAN OR EQUAL TO   AGGREGATE NET ASSETS
       PORTFOLIO               TO $100 MILLION*              $1 BILLION*          EXCEED $1 BILLION*
-------------------------   ----------------------   -------------------------   --------------------
International Stock Trust           0.920%                    0.895%                      0.880%

INTERNATIONAL STOCK TRUST ANNUAL EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE) (as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

                                                       OTHER EXPENSES
                                                     -----------------
                                    12b-1 FEES         NAV,                  TOTAL TRUST ANNUAL EXPENSES
                             ----------------------  SERIES I            ------------------------------------
    TRUST        MANAGEMENT  SERIES  SERIES  SERIES      &      SERIES            SERIES    SERIES    SERIES
  PORTFOLIO         FEES       I       II     III    SERIES II   III(G)   NAV        I        II       III
---------------  ----------  ------  ------  ------  ---------  -------  ------  --------  --------  --------
International       0.90%     0.05%   0.25%   0.40%    0.16%     0.16%    1.06%    1.11%     1.31%    1.46%
 Stock

EXAMPLE OF EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  International Stock                                               $  108     $  337     $  585     $1,294

SERIES I SHARES
  International Stock                                                  113        353        612      1,352

SERIES II SHARES
  International Stock                                                  133        415        718      1,579

SERIES III SHARES
  International Stock                                                  149        462        797      1,746

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

            The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from developed markets outside the U.S. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investments.

            The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      Stocks--     valuation, firm quality, and improving fundamentals;

      Countries--  stock market valuation, positive GDP trends,
                   positive market sentiment, and industrial competitiveness; and

      Currencies-- export and producer price parity, balance of payments and interest rate differential..

            The factors considered by the subadviser and the models used may change over time. In using these models to construct the portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the portfolio's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the portfolio's benchmark.

            In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to
      (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The portfolio will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the portfolio. However, the portfolio's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The portfolio may also take active overweighted and under weighted positions in particular currencies relative to its benchmark.

            Benchmark. The portfolio's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

      For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

         Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      Principal Risks of Investing in this Portfolio

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the portfolio's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

   - Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's International Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Dr. Thomas Hancock is a senior member of the Division, allocates responsibility for portions of the portfolio to various team members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

At GMO, Dr. Hancock is responsible for the portfolio management of all international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research scientist at Siemens and a software engineer at IBM.

      MANAGED TRUST

In connection with the subadviser changes, the following will occur:

      Investment Advisory Fee Decrease

The advisory fee will decrease to 0.69% of average annual net assets from the current rate of 0.73% of average annual net assets`.

MANAGED TRUST ANNUAL EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE)
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

                                                       OTHER EXPENSES
                                                     -----------------
                                    12b-1 FEES         NAV,                  TOTAL TRUST ANNUAL EXPENSES
                             ----------------------  SERIES I            ------------------------------------
    TRUST        MANAGEMENT  SERIES  SERIES  SERIES      &      SERIES            SERIES    SERIES    SERIES
  PORTFOLIO         FEES       I       II     III    SERIES II  III(G)    NAV        I        II       III
---------------  ----------  ------  ------  ------  ---------  ------   ------  --------  --------  --------
MANAGED TRUST       0.69%     0.05%   0.25%   0.40%    0.04%     N/A      0.73%    0.78%    0.98%      N/A

EXAMPLE OF EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  Managed Stock                           $ 75     $233     $406     N/A

SERIES I SHARES
  Managed Stock                             80      249      433     N/A

SERIES II SHARES
  Managed Stock                            100      312      542     N/A

SERIES III SHARES
  Managed Stock                            115      359      622     N/A

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

            The portfolio, a balanced stock and bond portfolio, invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

            The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

      60%* GMO
      40%* Declaration

      * Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

            This allocation methodology may change in the future.

      GMO

                  GMO seeks to outperform its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's. GMO typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

                  GMO uses proprietary research and multiple quantitative models to seek out stocks its believes are undervalued as well as stocks its believes have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what GMO believes to be their true fundamental value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models used may change over time.

                  GMO intends to fully invest its portion of the portfolio, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, GMO may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

                  Benchmark. GMO's benchmark for its portion of the portfolio is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

      DECLARATION

            Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

            Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

      ALL PORTIONS OF THE PORTFOLIO

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Except as otherwise stated above under "Temporary Defensive Investing" in the prospectus each portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

            Each portion of the portfolio may invest in initial public offerings
      (IPOs). Each portion of the portfolio may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests in equity securities. The risks of investing in equity securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - The portfolio invests in bonds (fixed income securities). The risks of investing in fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - A portion of the portfolio is invested in high yield bonds (lower rated fixed income securities). The risks of investing in lower rated fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - The portfolio invests in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the GMO portion of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University

GROWTH & INCOME TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur:

      Shareholders Meeting to Consider Increase in the Advisory Fee

A shareholders meeting will be held on October 17, 2005 to consider an increase in the advisory fee to the following rates:

                                                      AGGREGATE NET ASSETS         AGGREGATE NET ASSETS
                        AGGREGATE NET ASSETS ARE   EXCEED $500 MILLION BUT ARE   EXCEED $1 BILLION BUT ARE
                          LESS THAN OR EQUAL TO      LESS THAN OR EQUAL TO         LESS THAN OR EQUAL TO     AGGREGATE NET ASSETS
       PORTFOLIO              $500 MILLION*              $1 BILLION*                   $2.5 BILLION          EXCEED $2.5 BILLION*
---------------------   ------------------------   ---------------------------   -------------------------   -----------------------
Growth & Income Trust            0.780%                     0.760%                        0.750%                     0.740%

* For the purposes of determining Aggregate Net Assets, the following net assets are included:

(a) the Growth & Income Trust, a series of John Hancock Trust, and

(c) that portion of the net asset of the Managed Trust, a series of John Hancock Trust, that is managed by GMO.

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

      The portfolio seeks to achieve its objective by outperforming its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's. The portfolio typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. Under normal circumstances, the portfolio invests at least 80% of its assets in investments tied economically to the U.S.

                  The subadviser uses proprietary research and multiple quantitative models to seek out stocks its believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

                  The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

                  Benchmark. The portfolio's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University

                        SUPPLEMENT DATED JUNE 27, 2005 TO
                        PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

      CLASSIC VALUE TRUST

Effective July 1, 2005, the advisory fee will decrease to 0.80% of average annual net assets of the portfolio.

      ALL CAP VALUE TRUST

The second sentence under "Investment Strategies" is amended and restated as follows:

Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000 Index. As of May 31, 2005, the market capitalization range of the Russell 1000 Index was $442 million to $386 billion. This range varies daily. (Previously this disclosure had stated:
Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the time of purchase.)

                        SUPPLEMENT DATED JUNE 27, 2005 TO
                        PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

      INTERNATIONAL STOCK TRUST

      GROWTH & INCOME TRUST

      The following subadviser changes are effective as of the time the net asset value is determined on July 29, 2005.

        Portfolio                    Current Subadviser(s)                    New Subadviser
-------------------------    ------------------------------------    ----------------------------------
International Stock Trust    Deutsche Asset Management Investment    Grantham, Mayo, Van Otterloo & Co.
                             Services, Ltd. ("DeAMIS")               LLC ("GMO")

Growth & Income Trust        Wellington Management Company, LLP      GMO
                             ("Wellington")

      INTERNATIONAL STOCK TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur:

      Change in the Advisory Fee

      The advisory fee will be reduced to the rates noted below.

                                                     AGGREGATE NET ASSETS
                            AGGREGATE NET ASSETS    EXCEED $100 MILLION BUT
                           ARE LESS THAN OR EQUAL   ARE LESS THAN OR EQUAL TO  AGGREGATE NET ASSETS
        PORTFOLIO             TO $100 MILLION*            $1 BILLION*           EXCEED $1 BILLION*
-------------------------  ----------------------  --------------------------  --------------------
International Stock Trust          0.920%                  0.895%                      0.880%

INTERNATIONAL STOCK TRUST ANNUAL EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE) (as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

                                                       OTHER EXPENSES
                                                     -----------------
                                    12b-1 FEES         NAV,                  TOTAL TRUST ANNUAL EXPENSES
                             ----------------------  SERIES I            ------------------------------------
    TRUST        MANAGEMENT  SERIES  SERIES  SERIES      &      SERIES            SERIES    SERIES    SERIES
  PORTFOLIO         FEES       I       II     III    SERIES II  III(G)    NAV        I        II       III
---------------  ----------  ------  ------  ------  ---------  ------   ------  --------  --------  --------
International
   Stock            0.90%     0.05%   0.25%   0.40%    0.16%     0.16%    1.06%   1.11%      1.31%     1.46%

EXAMPLE OF EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  International Stock                             $  108     $  337     $  585     $1,294

SERIES I SHARES
  International Stock                                113        353        612      1,352

SERIES II SHARES
  International Stock                                133        415        718      1,579

SERIES III SHARES
  International Stock                                149        462        797      1,746

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

                  The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from developed markets outside the U.S. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investments.

                  The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      Stocks--    valuation, firm quality, and improving fundamentals;

      Countries-- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

      Currencies-- export and producer price parity, balance of payments and interest rate differential..

                  The factors considered by the subadviser and the models used may change over time. In using these models to construct the portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the portfolio's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the portfolio's benchmark.

                  In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The portfolio will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the portfolio. However, the portfolio's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The portfolio may also take active overweighted and under weighted positions in particular currencies relative to its benchmark.

                  Benchmark. The portfolio's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

      For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      Principal Risks of Investing in this Portfolio

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the portfolio's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

   - Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's International Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Dr. Thomas Hancock is a senior member of the Division, allocates responsibility for portions of the portfolio to various team members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

At GMO, Dr. Hancock is responsible for the portfolio management of all international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research scientist at Siemens and a software engineer at IBM.

GROWTH & INCOME TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur:

      Shareholders Meeting to Consider Increase in the Advisory Fee

A shareholders meeting will be held on October 17, 2005 to consider an increase in the advisory fee to the following rates:

                                                       AGGREGATE NET ASSETS        AGGREGATE NET ASSETS
                        AGGREGATE NET ASSETS ARE   EXCEED $500 MILLION BUT ARE   EXCEED $1 BILLION BUT ARE
                          LESS THAN OR EQUAL TO       LESS THAN OR EQUAL TO        LESS THAN OR EQUAL TO     AGGREGATE NET ASSETS
      PORTFOLIO               $500 MILLION*                $1 BILLION*                 $2.5 BILLION          EXCEED $2.5 BILLION*
---------------------   ------------------------   ---------------------------   -------------------------   --------------------
Growth & Income Trust            0.780%                       0.760%                       0.750%                    0.740%

* For the purposes of determining Aggregate Net Assets, the following net assets are included:

(a) the Growth & Income Trust, a series of John Hancock Trust, and

(c) that portion of the net asset of the Managed Trust, a series of John Hancock Trust, that is managed by GMO.

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

      The portfolio seeks to achieve its objective by outperforming its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's. The portfolio typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. Under normal circumstances, the portfolio invests at least 80% of its assets in investments tied economically to the U.S.

                  The subadviser uses proprietary research and multiple quantitative models to seek out stocks its believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

                  The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

                  Benchmark. The portfolio's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University

                        SUPPLEMENT DATED JUNE 27, 2005 TO
                        PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

      MANAGED TRUST

      The following subadviser change is effective as of the time the net asset value is determined on July 29, 2005.

  Portfolio              Current Subadviser(s)          New Subadviser
-------------   -------------------------------------   --------------
Managed Trust   Capital Guardian Trust Company          GMO*
                (CGTC")*

                Independence Investment LLC             Declaration*
                ("Independence)*

                Declaration Management & Research LLC
                ("Declaration)*

* Currently, the Managed Trust employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio is rebalanced quarterly so that each subadviser manages the following portion of the portfolio (percentages are approximate and will vary since the portfolio is only rebalanced quarterly):

50%  GCTC
30%  Independence
20%  Declaration

Effective July 29, 2005, this allocation will be changed as follows:

60%  GMO
40%  Declaration

Information regarding GMO and changes to the Managed Trust's investment advisory fees and investment policies are set forth below.

      MANAGED TRUST

In connection with the subadviser change, the following will occur:

      Investment Advisory Fee Decrease

The advisory fee will decrease to 0.69% of average annual net assets from the current rate of 0.73% of average annual net assets.

MANAGED TRUST ANNUAL EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE)
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

                                                       OTHER EXPENSES
                                                     -----------------
                                    12b-1 FEES         NAV,                  TOTAL TRUST ANNUAL EXPENSES
                             ----------------------  SERIES I            ------------------------------------
    TRUST        MANAGEMENT  SERIES  SERIES  SERIES      &      SERIES            SERIES    SERIES    SERIES
  PORTFOLIO         FEES       I       II     III    SERIES II  III(G)    NAV        I        II       III
---------------  ----------  ------  ------  ------  ---------  ------   ------  --------  --------  --------
 Managed Trust      0.69%     0.05%   0.25%   0.40%    0.04%      N/A     0.73%   0.78%     0.98%      N/A

EXAMPLE OF EXPENSES (ASSUMING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  Managed Stock                                           $ 75     $233     $406     N/A

SERIES I SHARES
  Managed Stock                                             80      249      433     N/A

SERIES II SHARES
  Managed Stock                                            100      312      542     N/A

SERIES III SHARES
  Managed Stock                                            115      359      622     N/A

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

            The portfolio, a balanced stock and bond portfolio, invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

            The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

      60%* GMO
      40%* Declaration

      * Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

            This allocation methodology may change in the future.

      GMO

                  GMO seeks to outperform its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's. GMO typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

                  GMO uses proprietary research and multiple quantitative models to seek out stocks its believes are undervalued as well as stocks its believes have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what GMO believes to be their true fundamental value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models used may change over time.

                  GMO intends to fully invest its portion of the portfolio, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, GMO may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

                  Benchmark. GMO's benchmark for its portion of the portfolio is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

      DECLARATION

            Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

            Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

      ALL PORTIONS OF THE PORTFOLIO

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Except as otherwise stated above under "Temporary Defensive Investing" in the prospectus each portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

            Each portion of the portfolio may invest in initial public offerings
      (IPOs). Each portion of the portfolio may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests in equity securities. The risks of investing in equity securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - The portfolio invests in bonds (fixed income securities). The risks of investing in fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - A portion of the portfolio is invested in high yield bonds (lower rated fixed income securities). The risks of investing in lower rated fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - The portfolio invests in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the GMO portion of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University